Shareholder Report, Holdings (Details) - The Cook & Bynum Fund [Member]	Mar. 31, 2026
Arca Continental S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.45%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
Coca-Cola Embonor SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
Anheuser-Busch InBev SA/NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Fomento Economico Mexicano SAB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
US Treasury Bill 4/2/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Union de Cervecerias Peruanas Backus y Johnston SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Liberty Latin America Ltd. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
AG Anadolu Grubu Holding AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BIM Birlesik Magazalar AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Soft Drink Botting and Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.41%
Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
Breweries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.31%
Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Retail -Convenience Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Consumer Staples - Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Wired and Wireless Telecommunications Carriers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Industrial Machinery & Supplies & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	32.79%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	18.26%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.96%
BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Turkey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
PERU
Holdings [Line Items]
Percent of Net Asset Value	4.81%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.71%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.32%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%